Related party transactions	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Related party transactions
35. Related party transactions
List of related parties and relationships –

A)	Entities Controlling the Company (Holding Companies)

•	Volcan Investments Limited (‘Volcan’)

•	Volcan Investments Cyprus Limited
Intermediate Holding Companies

•	Vedanta Resources Limited (formerly Vedanta Resources Plc)

•	Vedanta Resources Holdings Limited

•	Twin Star Holdings Limited

•	Finsider International Company Limited

•	Westglobe Limited

•	Welter Trading Limited

•	Richter Holdings Limited

•	Vedanta Resources Finance Limited

•	Vedanta Resources Cyprus Limited

•	Vedanta Holdings Mauritius II Limited (c)

B)	Fellow subsidiaries (with whom transactions have taken place)

•	Konkola Copper Mines (a)

•	Sterlite Technologies Limited

•	Sterlite Power Transmission Limited

•	Sterlite Iron and Steel Company Limited

•	Sterlite Power Grid Ventures Limited

•	Twin Star Technologies Limited

C)	Post Retirement Benefit Plan

•	Balco Employees Provident Fund Trust

•	Hindustan Zinc Ltd Employees Contributory Provident Fund Trust

•	Sesa Group Employees Provident Fund Trust

•	Sesa Mining Corporation Limited Employees Provident Fund Trust

•	Sesa Resources Limited Employees Provident Fund Trust

•	HZL Employee group Gratuity Trust

•	Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund

•	Sesa Resources Limited Employees Gratuity Fund

•	Sesa Mining Corporation Limited Employees Gratuity Fund

•	HZL Superannuation Trust

•	Sesa Group Executives Superannuation scheme Fund

•	Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund

•	FACOR Superannuation Trust (d)

•	FACOR Employees Gratuity Scheme (d)

D)	Associates and Joint Ventures (with whom transactions have taken place)

•	RoshSkor Township (Pty) Ltd

•	Goa Maritime Private Limited

E)	Other Related Parties (with whom transactions have taken place)

I)	Enterprises over which key management personnel/their relatives have control or significant influence

•	Vedanta Medical Research Foundation

•	Vedanta Foundation

•	Cairn Foundation

•	Sesa Community Development Foundation

•	Janhit Electoral Trust

•	Fujairah Gold Ghana

•	Runaya Refinery LLP

•	Minova Runaya Private Limited

II)	Enterprises which are Associates/Joint Ventures of entities under common control

•	India Grid trust (b)

(a)
Konkola Copper Mines Plc (KCM) ceased to be a related party w.e.f. May 21, 2019. The Company had total receivable of -
₹
 4,374 million (net of provision of
₹
 2,070 million)) as at 31 March 2020 and
₹
 2,107 million ($ 29 million) (net of provision of
₹
 4,234 million ($ 58 million)) as at 31 March 2021.

(b)	Ceased to be related party during the year ended March 31, 2020.

(c)	On December 24, 2020, Vedanta Holdings Mauritius II Limited purchased shares of Vedanta Limited.

(d)	Acquired during the year.
Ultimate controlling party
Vedanta Limited is a majority-owned and controlled subsidiary of Vedanta Resources Limited (‘VRL’). Volcan Investments Limited (‘Volcan’) and its wholly owned subsidiary together hold 100 % of the share capital and 100 % of the voting rights of VRL. Volcan is 100 % beneficially owned and controlled by the Anil Agarwal Discretionary Trust (‘Trust’). Volcan Investments Limited, Volcan Investments Cyprus Limited and other intermediate holding companies (except VRL) do not produce Group financial statements.

A summary of significant related party transactions for the year ended March 31, 2019, March 31, 2020 and March 31, 2021 are noted below:

		For the Year ended March 31, 2019
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
	Income:
(i)	Sales	9,184	—	—	9,184
(ii)	Other Income
a)	Interest income /guarantee commission	394	—	—	394
b)	Outsourcing Service Income	30	—	—	30
c)	Dividend Income	162	—	—	162
	Expenditure and other transactions:
(i)	Purchases of goods/services	4,036	—	9	4,045
(ii)	Long Term Incentive Plan expense	148	—	—	148
(iii)	Management and brand fees expenses	3,389	—	—	3,389
(iv)	Reimbursement of other expenses (net of recovery)	(21)	—	—	(21)
(v)	Corporate Social Responsibility Expenditure / donation	—	—	1,329	1,329
(vi)	Contribution to Post retirement employee benefit trust	—	—	714	714
(vii)	Remuneration to relative of Key Managerial Personnel	—	—	151	151
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	42	42
	-To key management personnel	—	—	10	10
	-To relatives of key management personnel	—	—	3	3
(ix)	Dividend paid.
	-To Holding companies	35,126	—	—	35,126
	-To key management personnel	—	—	0	0
	-To relatives of key management personnel	—	—	4	4
	Transactions during the year:
(i)	Loans given / (repaid)	—	(15)	—	(15)
(ii)	Guarantee given / (taken)	(8,735)	—	687	(8,048)
(iii)	Guarantee relinquished	8,735	—	524	9,259
(iv)	Investment made/(redeemed)	(1,992)	—	—	(1,992)
(v)	Investments Purchased from	38,124	—	—	38,124

		For the Year ended March 31, 2020
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
	Income:
(i)	Sales	8,554	—	22	8,576
(ii)	Other Income
a)	Interest income /guarantee commission	423	—	—	423
b)	Outsourcing Service Income	30	—	—	30
c)	Dividend Income	17	—	39	56
	Expenditure and other transactions:
(i)	Purchases of goods/services	581	—	67	648
(ii)	Long Term Incentive Plan (Recovery)	(4)	—	(2)	(6)
(iii)	Management and brand fees expenses	5,257	—	—	5,257
(iv)	Reimbursement of other expenses (net of recovery)	479	—	1	480
(v)	Corporate Social Responsibility Expenditure / donation	—	—	1,110	1,110
(vi)	Contribution to Post retirement employee benefit trust	—	—	1,117	1,117
(vii)	Remuneration to relative of Key Managerial Personnel	—	—	169	169
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	42	42
	-To key management personnel	—	—	40	40
	-To relatives of key management personnel	—	—	3	3
(ix)	Dividend paid.
	-To Holding companies	7,267	—	—	7,267
	-To key management personnel	—	—	0	0
	-To relatives of key management personnel	—	—	1	1
	Transactions during the year:
(i)	Loans given / (repaid)	0	(3)	—	(3)
(ii)	Financial guarantee given	—	—	2	2
(iii)	Financial guarantee relinquished	—	—	255	255
(iv)	Investment made/(redeemed) (Refer Note 35 (f))	(44,847)	—	—	(44,847)

		As at March 31, 2020
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
	Balances as at year end:
(i)	Trade Receivables	30	—	—	30
(ii)	Loans	793	42	—	835
(iii)	Receivable from	1,325	10	23	1,358
(iv)	Trade Payables	1,143	—	67	1,210
(v)	Payable to	601	—	681	1,282
(vi)	Investments	1,013	—	—	1,013
(vii)	Guarantees outstanding given	—	—	255	255
(viii)	Banking Limits assigned/utilised/renewed to/for group companies (Refer Note 35 (d))	1,150	—	—	1,150
(ix)	Remuneration, Commission and consultancy fees payable to KMP and their relatives	—	—	63	63

		For the Year ended March 31, 2021
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
	Income:
(i)	Sales	7,357	—	37	7,394	101
(ii)	Other Income
a)	Interest income /guarantee commission (Refer Note 35 (b))	6,697	—	—	6,697	92
b)	Outsourcing Service Income	36	—	—	36	0
c)	Dividend Income	17	—	—	17	0
	Expenditure and other transactions:
(i)	Purchases of goods/services	760	—	546	1,306	18
(ii)	Long Term Incentive Plan (Recovery)	—	—	—	—	—
(iii)	Management and brand fees expenses (Refer Note 35 (e))	9,855	—	—	9,855	135
(iv)	Reimbursement of other expenses (net of recovery)	904	—	(1)	903	12
(v)	Corporate Social Responsibility Expenditure / donation	—	—	629	629	9
(vi)	Contribution to Post retirement employee benefit trust	—	—	585	585	8
(vii)	Remuneration to relative of Key Managerial Personnel	—	—	127	127	2
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	35	35	0
	-To key management personnel	—	—	15	15	0
	-To relatives of key management personnel	—	—	3	3	0
(ix)	Dividend paid.
	-To Holding companies	17,703	—	—	17,703	242
	-To key management personnel	—	—	0	0	0
	-To relatives of key management personnel	—	—	2	2	0
(x)	Guarantee Commission Expense. (Refer Note 35 (a))	1,332	—	—	1,332	18
	Transactions during the year:
(i)	Loans given (Net of repayment of ₹ 11,170 million) ($ 153 million) (Refer Note 35 (b))	71,654	—	—	71,654	980
(ii)	Financial guarantee given (Refer Note 35 (b))	31,468	—	—	31,468	430
(iii)	Financial guarantee relinquished (Refer Note 35 (b))	31,458	—	115	31,573	432

		As at March 31, 2021
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
	Balances as at year end:
(i)	Trade Receivables	466	—	—	466	6
(ii)	Loans (Refer Note 35 (b))	70,663	49	—	70,712	970
(iii)	Receivable from (Including brand fee prepaid) (Refer Note 35 (a,e,f))	9,271	10	23	9,304	127
(iv)	Trade Payables	973	—	215	1,188	16
(v)	Payable to (Including brand fee payable) (Refer note 35(e))	2,078	—	866	2,943	40
(vi)	Guarantees outstanding given (Refer Note 35 (a))	10	—	47	57	1
(vii)	Banking Limits assigned/utilised/renewed to/for group companies (Refer Note 35 (d))	1,150	—	—	1,150	16
(viii)	Remuneration, Commission and consultancy fees payable to KMP and their relatives	—	—	61	61	1

Remuneration of key management personnel
The remuneration of the key management personnel of the Group are set out below in aggregate for each of the categories specified in IAS 24 Related party disclosures.

	Year ended March 31,
	2019	2020		2021	2021
	( ₹ in million)	( ₹ in million)		( ₹ in million)	(US dollars in million)
Short term employee benefits	413	396	*	277	4
Post-employment benefits**	14	79		10	0
Share based payments	45	12		2	0

Total	472	487		289	4

*
This includes reimbursement to the parent company for remuneration paid to the then CEO and Whole Time Director of the Company aggregating to
₹
 115 million (USD 2 million) for the year ended March 31, 2020.

**	Does not include the provision made for gratuity and leave benefits, as they are determined on an actuarial basis for all the employees together.

a)
Vedanta Resources Limited (“VRL”), as a parent company, has provided financial and performance guarantee to the Government of India for erstwhile Cairn India group’s (“Cairn”) obligations under the Production Sharing Contract (‘PSC’) provided for onshore block
RJ-ON-90/1,
for making available financial resources equivalent to Cairn’s share for its obligations under the PSC, personnel and technical services in accordance with industry practices and any other resources in case Cairn is unable to fulfil its obligations under the PSC.
During the current year, the Board of Directors of the Company has approved a consideration to be paid for this guarantee at an annual charge of 1.2% of net exploration and development spend, subject to a minimum annual fee of
₹
 366
million
($ 5 million), applicable from April 2020 onwards to be paid in ratio of participating interests held equally by the Company and its step-down subsidiary, Cairn Energy Hydrocarbons Ltd (“CEHL”).
Similarly, VRL has also provided financial and performance guarantee to the Government of India for the Company’s obligations under the Revenue Sharing Contract (‘RSC’) in respect of 51 Blocks awarded under the Open Acreage Licensing Policy (“OALP”) by the Government of India. During the current year, the Board of Directors of the Company has approved a consideration to be paid for this guarantee consisting of one-time
charge of
₹
 1,829 million ($ 25 million), i.e., 2.5% of the total estimated cost of initial exploration phase of approx.
₹
 73,140 million ($ 1 billion) and an annual charge of 1% of spend, subject to a minimum fee of
₹
 731 million ($ 10 million) and maximum fee of
₹
 1,463 million ($ 20 million) per annum.
Accordingly, the Company has recorded a guarantee commission expense of
₹
 Nil and
₹
 1,332 million ($ 18 million) for the year ended March 31, 2020 and 2021 respectively and
₹
 Nil and
₹
 1,610 million ($ 22 million) is outstanding as a
pre-payment
at March 31, 2020 and March 31, 2021 respectively.
b)
In June 2020, as part of its cash management activities, the Company through its overseas subsidiaries extended certain loans and guarantee facilities, for a period upto 12 months, to Vedanta Resources Limited (“VRL”) and its subsidiaries (collectively “the VRL group”) which were drawn over a period of time carrying interest ranging from 3% to 7% and guarantee fee at 1%. In October 2020, certain terms of the loan
 facilities were modified primarily comprising extension of the tenor
, increase in quantum
and making it repayable in instalments by December 2023, which resulted in substantial modification of the instruments. Further, the guarantee was also extinguished. The difference in the fair value of the loan
and
guarantee
was debited to equity as a transaction with the shareholder. The provisions of IFRS 9 – ‘Financial Instruments’ as applicable for assets which are credit impaired on initial recognition were applicable to loans aggregating to
₹
 8,923 million (US$ 122 million) to one of the subsidiaries of VRL.
Subsequently, in February 2021, the contractual rate
of interest on these instruments were increased with retrospective effect to 14% to 17.5% to enable the Group to earn the fair market rate of interest, as was determined on the date of the origination of the transaction with an understanding to revise it further based on prevailing market conditions. Thereafter, in March 2021, since the credit default swap rates had stabilized, the Group revised the interest rate to 9.6% using a level 2 valuation approach by applying the prevailing US Dollar treasury rates and the company specific credit default swaps. The Group also benchmarked the said rate to the coupon rate on bonds issued to non-related third parties by the VRL group during the same period. As per the accounting requirements of IFRS 9 with respect to modification of loans, the net excess of loan amount over the present value of the modified contractual cash flows discounted at the original effective interest rate aggregating to

₹
 5,361 million (US$ 73 million) is reflected in the statements of changes in equity and cash flow as a transaction with the shareholder.
The accounting effects of these transactions have been recorded for the first time in these financial statements and were not recorded in the interim financial statements of the Group as at and for the six months ended September 30, 2020.
As of March 31, 2021, loans of
₹
 70,653 million (US$ 966 million) are outstanding. The loans are now entirely held by a single subsidiary of VRL, which holds 37.1% shares (increased to 43.6% subsequent to the year-end)
in the Company and is required to maintain the said level of shareholding during the tenure of the loans. The said entity also has a contractual ceiling on its borrowings, which is lower than the market value of its investments and other assets. Further, an accretive interest of
₹
 146 million (US$ 2 million) over and above the contractual interest has been accounted for in the statement of profit and loss.
Subsequent to the year end, in April 2021, the VRL group has repaid
₹
 15,140 Million (US$ 207 million) of the aforesaid loans. In May 2021, the overseas subsidiaries of the Company, entered into a novation agreements with the said subsidiary of VRL and agreed to novate
₹
 21,942 million (US$ 300 million) to another subsidiary of VRL with a revised rate of interest of 10.1%.
Being a non-adjusting post balance sheet event, accounting effects of the same have not been recorded.
c)
Cairn India Holdings Limited held bonds issued by Vedanta Resources Limited, the carrying value of which at the start of the year was
₹
 2,110 million (US$ 31 million), which have maturities ranging from June 2021 to May 2023 at coupon ranging from 7.13% to 8.25% p.a. During the year, investments have been disposed off in open market for a consideration of
₹
 2,117 million ($ 29 million).
d)
Bank guarantee given by Vedanta Limited on behalf of Volcan Investments Limited in favour of Income Tax department, India as collateral in respect of certain tax disputes of Volcan Investments Limited.
e)
In 2017, the Group had executed a three-year brand license agreement (“the Agreement”) with Vedanta Resources Ltd (‘VRL’) for the use of brand ‘Vedanta’ which envisaged payment of brand fee to VRL at 0.75% of turnover of the Company. Later, certain subsidiaries of the Company executed similar agreements with VRL to pay brand fee ranging between 0.75% - 1.50 % of their respective turnover. During the current year, the Agreement with the Company and some of its subsidiaries was renewed and certain additional services were also agreed to be provided by VRL. Based on updated benchmarking analysis conducted by independent experts, the brand and strategic service fee was re-negotiated
at 2% of the turnover, while for the remaining subsidiaries the previous rates remain unchanged. Accordingly, the Group has recorded an expense of
₹
 3,130 million and
₹
 9,390 million ($ 128 million) for the year ended March 31, 2020 and 2021 respectively. The Group pays such fee in advance, at the start of the year based on estimated annual turnover.
f)
During the financial year ended March 31, 2019, as part of its cash management activities, CIHL purchased an economic interest in a structured investment for the equity shares of Anglo American Plc (“AA Plc”), a company listed on the London Stock Exchange, from Volcan for a total consideration of
₹
 38,124 million (GBP 428 million, USD 541 million) determined based on an independent third-party valuation. In July 2019, the transaction was unwound and the investments were redeemed for a total consideration of
₹
 44,847 million (GBP 519 million, USD 639 million), representing the actual price Volcan realised from selling the shares of AA Plc. CIHL was informed that the said realization was net of applicable transaction costs of
₹
 926 million (GBP 10 million, USD 12 million), which in January 2021, CIHL agreed to bear. Accordingly, this amount has been recorded in the consolidated statements of profit or loss in the current year.
g)
Loan balances outstanding from Sterlite Iron and Steel Company Limited and Twin Star Holding Limited of
₹
 49 million (USD 1 million) &
₹
 49 million (USD 1 million) and
₹
 748 million (USD 10 million) and
₹
 730 million (USD 10 million) as at March 31, 2020 and March 31, 2021 respectively, including accrued interest of
₹
 200 million ($ 3 million) has been provided for during the year ended March 31, 2021.